Short term borrowings	12 Months Ended
Dec. 31, 2020
Short term borrowings
Short term borrowings

28          Short‑term borrowings

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Secured	2,958,342	2,042,596
Unsecured	260,224	240,711
	3,218,566	2,283,307

As at December 31, 2019, out of the secured borrowings, RMB2,929,981,000 were secured by restricted cash of RMB3,263,466,000 (Note 22), RMB10,014,000 is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd. and RMB18,347,000 is guaranteed by Mr. Xi Wang (non‑controlling shareholder of the Group). The weighted average interest rate of short‑term borrowings is 4.64% per annum as at December 31, 2019.

As at December 31, 2020, out of the secured borrowings, RMB2,011,296,000 were secured by restricted cash of RMB2,108,848,000 (Note 22), RMB10,000,000 is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd., RMB18,300,000 is guaranteed by Mr. Xi Wang (non-controlling shareholder of the Group),  and RMB3,000,000 is guaranteed by the accounts receivable that BER Technology can claim from Guilin Bank Co., Ltd. in the next two years. The weighted average interest rate of short-term borrowings is 4.15% per annum as at December 31, 2020.